Average Annual Total Returns (Vanguard Morgan Growth Fund Participant:)	Vanguard Morgan Growth Fund Vanguard Morgan Growth Fund - Admiral Shares 10/1/2013 - 9/30/2014	Russell 3000 Growth Index Vanguard Morgan Growth Fund Vanguard Morgan Growth Fund - Admiral Shares 10/1/2013 - 9/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.13%	12.44%
Five Years	14.93%	15.89%
Ten Years	8.07%	8.50%